Non Current Liabilities - Convertible Note - Additional Information (Detail) - AUD ($)		1 Months Ended		12 Months Ended
	May 11, 2015	Dec. 31, 2018	Jul. 31, 2017	Jun. 30, 2019	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Proceeds from Issuance of warrants and convertible notes	$ 13,750,828	$ 7,328,509	$ 6,561,765
Convertible Notes issued				$ 13,750,828
Convertible Notes, Face value				$ 1.00
Convertible notes exercise price				$ 0.02
Interest rate				3.00%
Number of shares each note is converted				50
Discount rate					15.00%
Present Value of the Contractual Cash Flows [member]
Disclosure of detailed information about borrowings [line items]
Component of convertible note was initially recorded at fair value					$ 4,400,000
Warrants Exercise Price One [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback				8,475,995
Exercise price				0.025
Warrants Exercise Price Two [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback				371,445,231
Exercise price				0.0237